Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of March 31,
	2024	2025
	$	$

Raw materials	1,067	789
Work in progress	197	138
Finished goods	302	219
Total Inventories	1,566	1,146